Term Loan Agreement (Details) - Blade Therapeutics, Inc. [Member] - USD ($)		1 Months Ended		12 Months Ended
	Feb. 01, 2020	Dec. 16, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Term Loan Agreement (Details) [Line Items]
Cash tranches			$ 6,000,000
Borrowed amount		$ 6,000,000
Term loan agreement interest rate, description				The Term Loan Agreement provides for an interest rate equal to the greater of (i) Prime Rate or (ii) 5.25%. In an event of default, the then-effective interest rate will increase by a maximum of 5%. The Loan Agreement also provides for a final interest payment equal to 4.25% of the original principal amount of all advances made by the Lender (the “Final Payment”), which is due upon maturity or upon prepayment of the facility. The final payment will be accrued using the effective interest method over the term of the Loan Agreement. The Company has the option to prepay the outstanding principal balance, subject to a prepayment fee of 1% to 3% depending upon when the prepayment occurs.
Unused line fee	$ 100,000
Company incurred loan issuance costs							$ 100,000
Unamortized debt discount						$ 52,000
Term loan agreement, description				In April 2020, the Company entered into an amendment to the Term Loan Agreement to defer principal but not interest payments, for a six-month period beginning on May 1, 2020 and to extend the term by six months to July 1, 2023.
Unamortized debt issuance cost, description				the current balance of debt, net of unamortized debt issuance cost of $29,000 and $11,000, respectively, was $5.2 million and $3.3 million, respectively.	the current balance of debt, net of unamortized debt issuance cost of $29,000 and $11,000, respectively, was $5.2 million and $3.3 million, respectively.
Interest expense				$ 300,000	$ 300,000
Amortization debt discount				$ 18,000	$ 23,000
Minimum [Member]
Term Loan Agreement (Details) [Line Items]
Fair value issuance							35,000
Maximum [Member]
Term Loan Agreement (Details) [Line Items]
Fair value issuance							$ 52,000
Term Loan Agreement [Member]
Term Loan Agreement (Details) [Line Items]
Cash tranches			$ 12,000,000